Common Units/Stock Reserved For Future Issuance (Detail)	Jun. 29, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	8,334,271	11,410,352
Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances		8,109,847
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	439,422
Stock options | Common units/stock subject to options outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	3,768,945	2,418,397
Stock options | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	644,107	149,841
Stock options | Shares available for future grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances		732,267
2013 Equity Plan | Common units/stock subject to options outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	91,666
2013 Equity Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	33,333
2013 Equity Plan | Shares available for future grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units/stock reserved for future issuances	3,356,798